AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 95.3%
Arizona – 83.6%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$	435	$435,606
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2034		3,000	3,013,361
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033		984	951,012
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)		500	506,144
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045		1,000	979,912
4.00%, 11/01/2050		2,000	1,910,465
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)		250	233,218
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057		1,500	1,523,707
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	920,201
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b) (c) (d)		300	12,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058		2,300	2,347,195
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037		1,000	1,081,292
Series 2021 4.00%, 02/01/2038		1,500	1,516,737
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)		600	510,712

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b) (c)	$	1,000	$550,000
5.00%, 05/01/2048(b) (c)		1,100	605,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031		2,000	2,209,618
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		2,000	2,058,287
Series 2024 4.00%, 06/01/2049		2,000	2,024,879
City of Buckeye AZ Excise Tax Revenue Series 2015 5.00%, 07/01/2035		3,450	3,507,819
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030		2,000	1,800,006
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033		750	778,857
Series 2019 5.00%, 07/01/2049		2,500	2,630,563
Series 2019-B 4.00%, 07/01/2038		2,200	2,174,144
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031		1,250	1,072,138
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042		5,000	5,100,114
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036		1,000	938,914
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		1,000	1,005,134
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		250	247,242
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037		1,000	1,030,395
5.00%, 07/01/2042		1,250	1,276,431

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	$	335	$364,555
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034		1,590	1,714,783
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)		1,200	1,212,198
Series 2021 4.00%, 02/15/2041		205	186,599
4.00%, 02/15/2046		345	302,271
4.00%, 02/15/2051		580	487,478
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		990	790,535
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035		2,000	2,075,744
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		830	856,191
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)		500	451,871
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037		750	770,559
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042(e)		1,000	1,099,797
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)		500	503,902
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)		250	263,207
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2036		750	759,641
5.00%, 07/01/2047		1,700	1,705,751
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		250	256,927

	Principal Amount (000)		U.S. $ Value

McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	$	1,500	$1,537,750
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034		1,000	1,012,663
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050		1,500	1,630,388
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		2,500	2,769,108
Student & Academic Services LLC (Pre-refunded - US Govt Agencies) BAM Series 2014 5.00%, 06/01/2044		1,200	1,203,428
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054		815	806,408
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		400	252,416
University of Arizona (The) Series 2014 5.00%, 08/01/2033		1,765	1,767,034

			69,732,307

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		225	244,027

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036		520	532,061

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	87,493
Series 2023 5.25%, 10/01/2031		150	156,065
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040		310	310,615

	Principal Amount (000)		U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036	$	170	$176,701
5.00%, 10/01/2040		705	727,125
Series 2022-A 5.00%, 10/01/2044		200	211,298
Territory of Guam Series 2019 5.00%, 11/15/2031		75	77,079
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,000	974,999

			2,721,375

Illinois – 1.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		335	347,223
Chicago O’Hare International Airport Series 2024-A 5.50%, 01/01/2059(e)		1,000	1,086,012

			1,433,235

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)		135	79,117

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041		1,000	1,019,831

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		500	500,753

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		50	52,211

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		300	257,697

	Principal Amount (000)		U.S. $ Value

North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	$	500	$500,220

			757,917

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		144	96,679
4.00%, 07/01/2046		103	95,642
Series 2022-C Zero Coupon, 11/01/2043		18	11,318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		250	263,756
5.00%, 07/01/2035(a)		250	261,642
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		100	99,932
NATL Series 2007-V 5.25%, 07/01/2032		150	148,133
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027		28	27,820
6.625%, 01/01/2028		214	212,061
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(f) (g)		50	48,284
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046		200	239,474
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		130	108,186
Series 2019-A 4.329%, 07/01/2040		105	103,691
5.00%, 07/01/2058		480	481,907

			2,198,525

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		165	162,342

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)		100	88,016

Total Long-Term Municipal Bonds (cost $82,763,218)			79,521,717

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.4%
Arizona – 0.4%
Arizona Industrial Development Authority Series 2024 3.80%, 02/01/2048(h) (cost $360,000)	$ 360	$360,000

Total Municipal Obligations (cost $83,123,218)		79,881,717

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	107	104,088
5.25%, 07/01/2036	107	107,216

Total Asset-Backed Securities (cost $212,786)		211,304

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(b) (f) (g) (cost $84,582)	4,712	13,712

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(i) (j) (k) (cost $2,855,900)	2,855,900	2,855,900

	Principal Amount (000)

U.S. Treasury Bills – 2.4%
United States – 2.4%
U.S. Treasury Bill Zero Coupon, 10/31/2024	$1,000	991,784
Zero Coupon, 11/29/2024	1,000	988,013

Total U.S. Treasury Bills (cost $1,979,703)		1,979,797

Total Short-Term Investments (cost $4,835,603)		4,835,697

Total Investments – 101.8% (cost $88,256,189)(l)		84,942,430
Other assets less liabilities – (1.8)%		(1,534,647)

Net Assets – 100.0%		$83,407,783

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(260,443)	$—	$(260,443)
USD	2,300	07/31/2029	1 Day SOFR	3.975%	Annual	54,201	—	54,201
USD	1,300	11/01/2030	1 Day SOFR	3.641%	Annual	2,185	—	2,185
USD	2,300	07/31/2031	1 Day SOFR	3.972%	Annual	75,390	—	75,390
USD	2,200	07/31/2031	1 Day SOFR	4.059%	Annual	84,087	240	83,847
USD	1,200	07/31/2031	1 Day SOFR	3.616%	Annual	12,880	—	12,880
USD	1,200	07/31/2031	1 Day SOFR	4.087%	Annual	47,955	139	47,816
USD	1,500	08/15/2034	3.446%	1 Day SOFR	Annual	125	—	125
USD	800	08/15/2034	3.304%	1 Day SOFR	Annual	10,741	—	10,741

						$27,121	$379	$26,742

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$122,161	$—	$122,161

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $7,221,659 or 8.7% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022-06/102022	$336,463	$12,000	0.01%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	139,298	79,117	0.09%

(e)	When-Issued or delayed delivery security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,266,313 and gross unrealized depreciation of investments was $(4,431,169), resulting in net unrealized depreciation of $(3,164,856).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$79,473,433	$48,284	$79,521,717
Short-Term Municipal Notes	—	360,000	—	360,000
Asset-Backed Securities	—	211,304	—	211,304
Preferred Stocks	—	—	13,712	13,712
Short-Term Investments:
Investment Companies	2,855,900	—	—	2,855,900
U.S. Treasury Bills	—	1,979,797	—	1,979,797

Total Investments in Securities	2,855,900	82,024,534	61,996	84,942,430
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	287,564	—	287,564
Interest Rate Swaps	—	122,161	—	122,161
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(260,443)	—	(260,443)

Total	$2,855,900	$82,173,816	$61,996	$85,091,712

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,539	$7,633	$6,316	$2,856	$28